Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	666	707
Number of consolidated structured entities in the Group	249	251
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	459	506
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	207	201
Restricted liquidity reserves in EUR billion	€ 31	€ 35